Long-term Investments: Summarized unaudited information on equity method investees, Income data (Details) (Unaudited, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited
Equity method investees, Revenues and other income	$ 43,255	$ 33,767	$ 98,547
Equity method investees, Operating income	5,074	2,906	7,824
Equity method investees, Net income	$ 3,146	$ 1,894	$ 3,572